JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — 60.9%
Angola — 1.1%
Republic of Angola
8.25%, 5/9/2028(a)	1,392	858
8.00%, 11/26/2029(b)	1,539	951
8.00%, 11/26/2029(a)	600	371
9.38%, 5/8/2048(a)	4,858	2,895
9.13%, 11/26/2049(a)	1,360	814

		5,889

Argentina — 1.2%
Argentine Republic
6.88%, 1/26/2027(c)	1,804	654
5.88%, 1/11/2028(c)	2,849	1,033
6.63%, 7/6/2028(c)	1,950	703
8.28%, 12/31/2033(c)	3,421	1,567
7.13%, 7/6/2036(c)	1,199	434
7.63%, 4/22/2046(c)	2,677	997
6.88%, 1/11/2048(c)	2,832	1,004

		6,392

Armenia — 0.2%
Republic of Armenia 3.95%, 9/26/2029(b)	1,271	1,263

Bahrain — 2.0%
Kingdom of Bahrain
7.00%, 1/26/2026(a)	1,611	1,716
7.00%, 10/12/2028(a)	2,060	2,150
6.75%, 9/20/2029(a)	3,081	3,151
7.38%, 5/14/2030(b)	587	619
6.00%, 9/19/2044(a)	3,752	3,370

		11,006

Belarus — 0.1%
Republic of Belarus 6.88%, 2/28/2023(a)	339	352

Bermuda — 0.3%
Bermuda Government Bond 3.72%, 1/25/2027(a)	1,702	1,771

Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028(a)	1,810	1,563

Brazil — 1.1%
Federative Republic of Brazil
4.50%, 5/30/2029	1,066	1,091
8.25%, 1/20/2034	4,042	5,141

		6,232

Chile — 0.4%
Republic of Chile 2.45%, 1/31/2031	2,060	2,098

Colombia — 1.3%
Republic of Colombia
8.13%, 5/21/2024	920	1,103
4.50%, 3/15/2029	986	1,085
10.38%, 1/28/2033	563	862
5.00%, 6/15/2045	1,920	2,179
5.20%, 5/15/2049	1,722	2,022

		7,251

Costa Rica — 0.3%
Republic of Costa Rica
4.38%, 4/30/2025(a)	1,265	1,042
6.13%, 2/19/2031(a)	600	490

		1,532

Dominican Republic — 3.0%
Dominican Republic Government Bond
5.88%, 4/18/2024(a)	3,434	3,465
5.95%, 1/25/2027(a)	1,075	1,044
6.00%, 7/19/2028(a)	1,906	1,836
6.85%, 1/27/2045(a)	343	322
6.50%, 2/15/2048(a)	2,842	2,566
6.40%, 6/5/2049(a)	4,590	4,114
5.88%, 1/30/2060(b)	3,811	3,226

		16,573

Ecuador — 0.4%
Republic of Ecuador
9.65%, 12/13/2026(a)(c)(d)	1,400	521
10.65%, 1/31/2029(a)(c)(d)	2,200	790
9.50%, 3/27/2030(b)(c)(d)	2,064	750

		2,061

Egypt — 3.0%
Arab Republic of Egypt
5.75%, 5/29/2024(b)	1,750	1,755
7.50%, 1/31/2027(a)	5,468	5,680
7.60%, 3/1/2029(a)	560	567
7.05%, 1/15/2032(b)	2,391	2,262
8.50%, 1/31/2047(a)	3,171	3,081
8.88%, 5/29/2050(b)	1,750	1,728
8.15%, 11/20/2059(b)	1,514	1,391

		16,464

El Salvador — 1.8%
Republic of El Salvador
5.88%, 1/30/2025(a)	2,739	2,236
6.38%, 1/18/2027(a)	1,992	1,628
8.63%, 2/28/2029(a)	2,431	2,075
7.63%, 2/1/2041(a)	700	542
7.12%, 1/20/2050(a)	4,400	3,370

		9,851

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)	2,513	2,335

Ghana — 1.8%
Republic of Ghana
7.63%, 5/16/2029(a)	1,492	1,325
7.88%, 2/11/2035(b)	2,700	2,314
8.63%, 6/16/2049(a)	2,800	2,420
8.95%, 3/26/2051(a)	409	355
8.75%, 3/11/2061(b)	2,700	2,331
8.75%, 3/11/2061(a)	1,500	1,295

		10,040

Guatemala — 1.1%
Republic of Guatemala
4.50%, 5/3/2026(a)	801	821
4.90%, 6/1/2030(b)	2,024	2,121
5.38%, 4/24/2032(b)	900	974
6.13%, 6/1/2050(b)	1,140	1,286
6.13%, 6/1/2050(a)	500	564

		5,766

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Indonesia — 0.8%
Republic of Indonesia 6.63%, 2/17/2037(a)		3,295	4,414

Iraq — 0.3%
Republic of Iraq 6.75%, 3/9/2023(a)		1,468	1,343

Israel — 0.3%
State of Israel Government Bond
3.88%, 7/3/2050		779	890
4.50%, 4/3/2120		770	937

			1,827

Ivory Coast — 1.8%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(a)		1,821	1,782
5.75%, 12/31/2032(a)(d)		1,074	1,012
6.13%, 6/15/2033(a)		2,000	1,882
6.88%, 10/17/2040(a)	EUR	5,062	5,115

			9,791

Jamaica — 0.4%
Jamaica Government Bond
9.25%, 10/17/2025		1,471	1,625
7.88%, 7/28/2045		652	720

			2,345

Jordan — 0.3%
Hashemite Kingdom of Jordan 5.75%, 1/31/2027(a)		1,464	1,426

Kazakhstan — 0.2%
Republic of Kazakhstan 5.13%, 7/21/2025(a)		1,101	1,276

Kenya — 0.9%
Republic of Kenya
6.88%, 6/24/2024(a)		1,400	1,344
8.00%, 5/22/2032(a)		3,146	2,980
8.25%, 2/28/2048(a)		429	400

			4,724

Lebanon — 0.4%
Lebanese Republic
6.38%, 3/9/2020(c)		6,767	1,272
6.15%, 6/19/2020(c)		720	131
6.85%, 3/23/2027(a)(c)		1,889	326
6.65%, 11/3/2028(a)(c)		3,396	587
7.05%, 11/2/2035(a)(c)		162	28

			2,344

Luxembourg — 0.5%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035(b)(c)		8,556	2,679

Macedonia, the Former Yugoslav Republic of — 0.5%
Republic of North Macedonia 2.75%, 1/18/2025(a)	EUR	2,275	2,499

Malaysia — 0.5%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(a)		3,000	2,775

Mongolia — 1.0%
State of Mongolia
10.88%, 4/6/2021(a)		2,630	2,679
8.75%, 3/9/2024(a)		2,675	2,689

			5,368

Morocco — 0.2%
Kingdom of Morocco 5.50%, 12/11/2042(a)		800	913

Nigeria — 1.8%
Federal Republic of Nigeria
7.14%, 2/23/2030(a)		2,842	2,485
7.88%, 2/16/2032(a)		877	775
7.70%, 2/23/2038(a)		1,600	1,357
7.70%, 2/23/2038(b)		1,514	1,285
7.63%, 11/28/2047(a)		4,969	4,099

			10,001

Oman — 1.7%
Sultanate of Oman Government Bond
4.75%, 6/15/2026(a)		4,834	3,994
5.38%, 3/8/2027(a)		2,313	1,930
5.63%, 1/17/2028(a)		2,922	2,432
6.75%, 1/17/2048(a)		1,469	1,106

			9,462

Pakistan — 0.5%
Islamic Republic of Pakistan 8.25%, 4/15/2024(a)		2,591	2,589

Panama — 2.1%
Notas del Tesoro 3.75%, 4/17/2026(b)		4,822	4,962
Republic of Panama
9.38%, 4/1/2029		665	971
4.50%, 4/16/2050		1,700	2,009
4.50%, 4/1/2056		3,070	3,620

			11,562

Paraguay — 2.6%
Republic of Paraguay
4.70%, 3/27/2027(a)		3,363	3,594
4.95%, 4/28/2031(b)		2,180	2,347
6.10%, 8/11/2044(a)		3,822	4,471
5.60%, 3/13/2048(a)		1,427	1,587
5.40%, 3/30/2050(a)		2,011	2,210

			14,209

Peru — 1.0%
Republic of Peru 5.63%, 11/18/2050		3,496	5,456

Philippines — 0.7%
Republic of Philippines
0.88%, 5/17/2027	EUR	2,174	2,319
7.75%, 1/14/2031		1,104	1,645

			3,964

Qatar — 2.6%
State of Qatar
4.82%, 3/14/2049(a)		6,992	8,788
4.40%, 4/16/2050(b)		4,540	5,391

			14,179

Romania — 0.5%
Romania Government Bond 4.63%, 4/3/2049(a)	EUR	2,272	2,830

Russia — 2.3%
Russian Federation
12.75%, 6/24/2028(a)		1,975	3,444

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
5.63%, 4/4/2042(a)		2,000	2,733
5.88%, 9/16/2043(a)		2,800	3,996
5.25%, 6/23/2047(a)		1,600	2,158

			12,331

Saudi Arabia — 1.9%
Kingdom of Saudi Arabia
4.00%, 4/17/2025(a)		1,425	1,552
2.90%, 10/22/2025(b)		5,200	5,426
5.00%, 4/17/2049(a)		900	1,063
5.25%, 1/16/2050(a)		1,921	2,345

			10,386

Senegal — 0.2%
Republic of Senegal
8.75%, 5/13/2021(a)		432	432
6.75%, 3/13/2048(a)		853	768

			1,200

Serbia — 0.3%
Republic of Serbia 1.50%, 6/26/2029(b)	EUR	1,566	1,621

South Africa — 1.4%
Republic of South Africa
4.30%, 10/12/2028		4,185	3,757
5.00%, 10/12/2046		3,928	3,111
5.75%, 9/30/2049		631	514

			7,382

Sri Lanka — 2.0%
Democratic Socialist Republic of Sri Lanka
6.85%, 11/3/2025(a)		1,576	862
6.83%, 7/18/2026(a)		3,727	2,028
6.20%, 5/11/2027(a)		3,761	2,048
6.75%, 4/18/2028(a)		6,874	3,718
7.85%, 3/14/2029(a)		3,606	1,962

			10,618

Tajikistan — 0.1%
Republic of Tajikistan 7.13%, 9/14/2027(a)		400	290

Turkey — 3.3%
Republic of Turkey
5.75%, 3/22/2024		4,700	4,587
5.60%, 11/14/2024		1,845	1,775
5.20%, 2/16/2026	EUR	1,040	1,153
5.25%, 3/13/2030		5,470	4,696
4.88%, 4/16/2043		4,134	3,021
5.75%, 5/11/2047		2,776	2,171
Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024(b)		610	631

			18,034

Ukraine — 2.7%
Ukraine Government Bond
7.75%, 9/1/2023(a)		2,258	2,272
7.75%, 9/1/2024(a)		1,965	1,973
7.75%, 9/1/2025(a)		4,763	4,777
9.75%, 11/1/2028(a)		2,100	2,255
7.38%, 9/25/2032(a)		2,162	2,059
0.00%, 5/31/2040(a)(e)		1,797	1,522

			14,858

United Arab Emirates — 1.3%
United Arab Emirates Government Bond
4.13%, 10/11/2047(a)		3,507	4,136
3.88%, 4/16/2050(b)		2,400	2,733

			6,869

Uruguay — 2.8%
Oriental Republic of Uruguay
7.88%, 1/15/2033		1,830	2,686
7.63%, 3/21/2036		1,273	1,872
5.10%, 6/18/2050		1,303	1,596
4.98%, 4/20/2055		7,454	9,066

			15,220

Uzbekistan — 0.3%
Republic of Uzbekistan 4.75%, 2/20/2024(a)		1,726	1,820

Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022(a)(c)		1,900	104
8.25%, 10/13/2024(a)(c)		2,590	142
7.65%, 4/21/2025(a)(c)		2,013	111
9.25%, 5/7/2028(a)(c)		2,630	145

			502

Vietnam — 0.2%
Socialist Republic of Vietnam 4.80%, 11/19/2024(a)		1,171	1,238

Zambia — 0.6%
Republic of Zambia
5.38%, 9/20/2022(a)		1,706	765
8.50%, 4/14/2024(a)		2,200	987
8.97%, 7/30/2027(a)		3,851	1,724

			3,476

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $374,423)			332,260

CORPORATE BONDS — 35.6%
Azerbaijan — 0.7%
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)		3,525	3,975

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)		600	621
8.38%, 11/7/2028(b)		1,740	1,810
8.38%, 11/7/2028(a)		400	416

			2,847

Belarus — 0.2%
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(b)		1,340	1,303

Brazil — 1.8%
Banco Bradesco SA 3.20%, 1/27/2025(b)		1,670	1,602
Klabin Austria GmbH 5.75%, 4/3/2029(a)		1,582	1,598
MV24 Capital BV 6.75%, 6/1/2034(b)		2,870	2,655
Petrobras Global Finance BV 6.90%, 3/19/2049		2,174	2,160

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)	1,537	1,702

		9,717

Cayman Islands — 1.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(b)	9,087	6,213

Chile — 2.8%
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029(b)	3,330	3,366
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(a)	1,596	1,764
4.38%, 2/5/2049(b)	1,099	1,214
3.70%, 1/30/2050(b)	1,420	1,411
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/2030(b)	1,140	1,219
5.00%, 1/25/2047(a)	670	769
4.70%, 5/7/2050(b)	940	1,077
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)	1,301	1,318
5.25%, 11/6/2029(a)	1,800	1,974
4.50%, 9/14/2047(a)	900	914

		15,026

China — 1.7%
China Evergrande Group 8.75%, 6/28/2025(a)	2,918	2,267
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)	3,092	3,102
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	1,925	2,030
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	1,792	1,944

		9,343

Colombia — 1.6%
Ecopetrol SA
5.88%, 9/18/2023	3,005	3,239
5.88%, 5/28/2045	3,185	3,310
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(b)	2,101	2,061

		8,610

Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	900	849
6.38%, 5/15/2043(a)	802	520

		1,369

Croatia — 0.4%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(a)	1,800	1,905

Ecuador — 0.2%
Petroamazonas EP 4.63%, 12/6/2021(b)(c)	1,696	930

Georgia — 0.3%
Georgian Railway JSC 7.75%, 7/11/2022(a)	1,891	1,899

Hong Kong — 0.5%
King Power Capital Ltd. 5.63%, 11/3/2024(a) 2,260		2,559

Hungary — 0.3%
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)	1,800	1,834

India — 0.3%
Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030(b)	1,850	1,829

Indonesia — 2.8%
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028(a)	2,000	2,250
6.53%, 11/15/2028(b)	518	583
6.76%, 11/15/2048(a)	3,261	3,807
Minejesa Capital BV
4.63%, 8/10/2030(a)	1,100	1,092
4.63%, 8/10/2030(b)	1,036	1,028
Pertamina Persero PT
6.45%, 5/30/2044(a)	1,600	1,954
6.50%, 11/7/2048(a)	100	123
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	841	863
3.88%, 7/17/2029(b)	1,990	2,010
6.15%, 5/21/2048(b)	1,100	1,297
4.88%, 7/17/2049(b)	499	513

		15,520

Kazakhstan — 2.3%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	969	1,237
KazMunayGas National Co. JSC
4.40%, 4/30/2023(a)	1,718	1,767
4.75%, 4/19/2027(a)	1,758	1,862
5.38%, 4/24/2030(a)	900	1,006
5.75%, 4/19/2047(a)	2,463	2,787
6.38%, 10/24/2048(a)	3,304	3,989

		12,648

Malaysia — 1.0%
Petronas Capital Ltd.
4.50%, 3/18/2045(a)	1,744	2,077
4.55%, 4/21/2050(b)	1,630	2,010
4.80%, 4/21/2060(b)	880	1,159

		5,246

Mexico — 7.5%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(f)(g)(h)	1,765	1,660
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(a)	1,600	1,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(g)	2,120	2,050
Elementia SAB de CV 5.50%, 1/15/2025(a)	2,075	1,507

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 4.42%, 3/11/2022(g)	3,152	2,997
5.38%, 3/13/2022	1,594	1,568
3.50%, 1/30/2023	939	887
4.25%, 1/15/2025	670	597
6.88%, 8/4/2026	5,069	4,631
5.35%, 2/12/2028	6,700	5,432
6.75%, 9/21/2047	2,601	2,019
7.69%, 1/23/2050(a)	9,697	8,073
7.69%, 1/23/2050(b)	2,893	2,408
6.95%, 1/28/2060(b)	7,110	5,432

		40,877

Panama — 0.5%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(b)	915	946
6.00%, 11/18/2048(a)	398	412
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(b)	1,417	1,539

		2,897

Peru — 2.2%
Consorcio Transmantaro SA 4.38%, 5/7/2023(a)	1,400	1,445
Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025(a)	1,200	1,292
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	3,092	3,161
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(b)	1,800	1,875
Petroleos del Peru SA
4.75%, 6/19/2032(a)	1,685	1,828
5.63%, 6/19/2047(a)	2,086	2,361

		11,962

Russia — 1.1%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	2,312	2,518
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(a)	3,090	3,420

		5,938

Saudi Arabia — 0.8%
Saudi Arabian Oil Co. 3.50%, 4/16/2029(a)	4,234	4,521

South Africa — 1.0%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	1,004	951
6.75%, 8/6/2023(a)	2,376	2,193
8.45%, 8/10/2028(a)	1,361	1,226
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	1,300	1,237

		5,607

Spain — 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)	2,702	2,629

Trinidad and Tobago — 0.5%
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(b)	3,112	2,714

Ukraine — 0.1%
State Savings Bank of Ukraine 9.63%, 3/20/2025(a)(d)	650	653

United Arab Emirates — 2.5%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(a)	2,761	3,168
MDGH - GMTN BV
3.75%, 4/19/2029(a)	1,545	1,709
2.88%, 11/7/2029(b)	3,365	3,474
3.70%, 11/7/2049(b)	4,847	5,024

		13,375

Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(c)	1,123	132
9.00%, 11/17/2021(a)(c)	1,510	48
5.38%, 4/12/2027(a)(c)	5,758	181

		361

TOTAL CORPORATE BONDS (Cost $203,109)		194,307

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds 8.13%, 5/15/2021(Cost $1,333)	1,238	1,332

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(i)(j)(Cost $11,477)	11,465	11,477

Total Investments — 98.9% (Cost $590,342)		539,376
Other Assets Less Liabilities — 1.1%		6,130

Net Assets — 100.0%		545,506

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Defaulted security.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2020.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	972	USD	1,050	HSBC Bank, NA	6/23/2020	30
EUR	9,124	USD	9,947	Standard Chartered Bank	6/23/2020	185

Total unrealized appreciation						215

USD	1,124	EUR	1,024	Barclays Bank plc	6/23/2020	(13)
USD	25,000	EUR	23,111	HSBC Bank, NA	6/23/2020	(665)

Total unrealized depreciation						(678)

Net unrealized depreciation						(463)

Abbreviations

EUR	Euro
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$194,307	$—	$194,307
Foreign Government Securities	—	332,260	—	332,260
U.S. Treasury Obligations	—	1,332	—	1,332
Short-Term Investments
Investment Companies	11,477	—	—	11,477

Total Investments in Securities	$11,477	$527,899	$—	$539,376

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$215	$—	$215

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(678)	$—	$(678)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$26,905	$311,222	$326,651	$4	$(3)	$11,477	11,465	$89	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	900	886	1,786	—	—	—	—	1	—

Total	$27,805	$312,108	$328,437	$4	$(3)	$11,477		$90	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.